Interest Expense, Net (Components of Interest Expense, Net) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest Expense, Net [Abstract]
Interest on debt	$ 1,048	$ 1,004
Allowance for borrowed funds used during construction	(30)	(23)
Other	14	(8)
Interest expense, net	$ 1,032	$ 973